Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Financial assets
Securities	$ 133,806	$ 121,310
Cash collateral on securities borrowed	5,732	3,664
Securities purchased under resale agreements	65,974	56,111
Loans
Residential mortgages	213,254	208,652
Credit card	11,214	12,755
Business and government	147,855	125,798
Derivative instruments	40,319	23,895
Customers' liability under acceptances	8,993	9,167
Deposits
Bank	17,497	11,224
Secured borrowings	41,411	38,895
Derivative instruments	41,188	25,113
Obligations related to securities sold short	14,939	15,635
Obligations related to securities sold under repurchase agreements	79,777	51,801
Subordinated indebtedness	4,818	4,684
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	54,376	16,720
Securities	26,140	20,115
Cash collateral on securities borrowed	5,732	3,664
Securities purchased under resale agreements	60,134	50,913
Loans
Residential mortgages	212,923	208,381
Personal	41,559	43,098
Credit card	10,582	12,335
Business and government	123,377	103,885
Customers' liability under acceptances	8,993	9,167
Other assets	18,124	13,829
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks	1,095	639
Securities	57,053	53,984
Securities purchased under resale agreements	5,840	5,198
Loans
Residential mortgages	41	60
Business and government	23,104	21,182
Derivative instruments	40,319	23,895
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Financial assets
Securities	494	413
Financial assets at fair value through OCI [member]
Financial assets
Securities	50,119	46,798
Carrying value [member]
Financial assets
Cash and deposits with banks	55,471	17,359
Securities	133,806	121,310
Cash collateral on securities borrowed	5,732	3,664
Securities purchased under resale agreements	65,974	56,111
Loans
Residential mortgages	212,964	208,441
Personal	41,559	43,098
Credit card	10,582	12,335
Business and government	146,481	125,067
Derivative instruments	40,319	23,895
Customers' liability under acceptances	8,993	9,167
Other assets	18,124	13,829
Financial liabilities at amortised cost [member]
Deposits
Personal	192,318	176,340
Business and government	281,855	248,367
Bank	17,497	11,224
Secured borrowings	41,056	38,680
Acceptances	9,051	9,188
Cash collateral on securities lent	1,572	1,822
Obligations related to securities sold under repurchase agreements	61,536	51,801
Other liabilities	17,818	14,066
Subordinated indebtedness	4,818	4,684
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	41,188	25,113
Obligations related to securities sold short	14,939	15,635
Other liabilities	114	114
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	1,762	1,751
Business and government	8,945	9,135
Secured borrowings	355	215
Obligations related to securities sold under repurchase agreements	18,241
Other liabilities	5	12
Carrying value [member]
Deposits
Personal	194,080	178,091
Business and government	290,800	257,502
Bank	17,497	11,224
Secured borrowings	41,411	38,895
Derivative instruments	41,188	25,113
Acceptances	9,051	9,188
Obligations related to securities sold short	14,939	15,635
Cash collateral on securities lent	1,572	1,822
Obligations related to securities sold under repurchase agreements	79,777	51,801
Other liabilities	17,937	14,192
Subordinated indebtedness	4,818	4,684
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	55,471	17,359
Securities	134,240	121,453
Cash collateral on securities borrowed	5,732	3,664
Securities purchased under resale agreements	65,974	56,111
Loans
Residential mortgages	215,596	208,693
Personal	41,631	43,120
Credit card	10,582	12,335
Business and government	146,767	125,160
Derivative instruments	40,319	23,895
Customers' liability under acceptances	8,993	9,167
Other assets	18,124	13,829
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	434	143
Loans
Residential mortgages	2,632	252
Personal	72	22
Business and government	286	93
Financial liabilities at fair value [member]
Deposits
Personal	194,272	178,046
Business and government	291,237	257,872
Bank	17,497	11,224
Secured borrowings	41,715	39,223
Derivative instruments	41,188	25,113
Acceptances	9,051	9,188
Obligations related to securities sold short	14,939	15,635
Cash collateral on securities lent	1,572	1,822
Obligations related to securities sold under repurchase agreements	79,777	51,801
Other liabilities	17,937	14,192
Subordinated indebtedness	4,985	4,925
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	192	(45)
Business and government	437	370
Secured borrowings	304	328
Subordinated indebtedness	$ 167	$ 241